Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) uS_Dollar_Per_Share	Dec. 31, 2024 USD ($) uS_Dollar_Per_Share	Dec. 31, 2023 USD ($) uS_Dollar_Per_Share	Dec. 31, 2022 USD ($) uS_Dollar_Per_Share	Dec. 31, 2021 USD ($) uS_Dollar_Per_Share
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for Mr. Cordani ($)	Compensation Actually Paid to Mr. Cordani(1) ($)	Average Summary Compensation Table Total for NEOs (other than Mr. Cordani)(2) ($)	Average Compensation Actually Paid to NEOs (other than Mr. Cordani)(1)(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (in millions) ($)	Company-Selected Measure: Adjusted Income from Operations, per Share(5) ($)
Fiscal Year					Company TSR ($)	Peer Group TSR(3) ($)
	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	22,866,134	14,585,303	6,860,004	2,751,809	144.513	148.362	5,957	29.84
2024	23,251,096	18,908,473	8,072,936	6,681,678	142.071	129.464	3,434	27.33
2023	21,047,255	8,072,673	6,801,329	3,510,666	151.573	126.210	5,164	25.09
2022	20,965,504	57,388,994	6,346,552	15,496,862	164.705	123.666	6,704	23.36
2021	19,872,266	15,448,906	7,164,215	5,229,367	112.290	126.131	5,370	20.48

Company Selected Measure Name	adjusted income from operations, per share
Named Executive Officers, Footnote	The NEOs represented in columns (d) and (e) for each year reported are as follows:
2025: Ann M. Dennison, Brian C. Evanko, Nicole S. Jones. Everett Neville, Eric P. Palmer, and Noelle K. Eder
2024: Brian C. Evanko, Noelle K. Eder, Nicole S. Jones, and Eric P. Palmer
2023: Brian C. Evanko, Noelle K. Eder, Nicole S. Jones, and Eric P. Palmer
2022: Brian C. Evanko, Noelle K. Eder, Nicole S. Jones, and Eric P. Palmer
2021: Brian C. Evanko, Nicole S. Jones, Eric P. Palmer. Timothy Wentworth, and Matthew Manders

Peer Group Issuers, Footnote	Peer Group reflects published data for the S&P 500 Health Care Index.
PEO Total Compensation Amount	$ 22,866,134	$ 23,251,096	$ 21,047,255	$ 20,965,504	$ 19,872,266
PEO Actually Paid Compensation Amount	$ 14,585,303	18,908,473	8,072,673	57,388,994	15,448,906
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, certain amounts are deducted from, or added to, the Total column of the Summary Compensation Table to determine Compensation Actually Paid for 2025.

	Summary Compensation Table Total ($)	Stock Award Deductions from Summary Compensation Table Total(i) ($)	Change in Pension Present Value Deduction from Summary Compensation Table Total(ii) ($)	Stock Award Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)

David M. Cordani	22,866,134	(17,329,180)	(97,562)	9,145,911	14,585,303
Average Non-PEO NEOs	6,860,004	(4,380,162)	0	271,967	2,751,809
(i)Represents the grant date fair value of equity-based awards granted in 2025.
(ii)Represents the change in the actuarial present value of the accumulated benefits under defined benefit and pension plans reported in the Summary Compensation Table. The Cigna Pension Plan, Cigna Supplemental Pension Plan, and Cigna Supplemental Pension Plan of 2005 are frozen, and there were no additional service costs or any impact on prior-year benefits related to the pension plans during 2024.
(iii)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid, as follows:
Mr. Cordani’s Compensation Actually Paid Equity Valuation for 2025

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2025 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2025 ($)	Change in Fair Value of Awards that Vested in 2025 ($)	Fair Value of Awards Forfeited or Cancelled in 2025 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	2,323,905	(252,499)	969,366	0	3,040,772
Restricted Stock	3,059,732	(9,317)	332,537	0	3,382,952
Strategic Perf Shares	6,441,297	(5,188,378)	1,469,268	0	2,722,187
Total	11,824,934	(5,450,194)	2,771,171	0	9,145,911
Average non-PEO NEOs Compensation Actually Paid Equity Valuation for 2025

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2025 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2025 ($)	Change in Fair Value of Awards that Vested in 2025 ($)	Fair Value of Awards Forfeited or Cancelled in 2025 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	479,898	(56,768)	265,541	146,125	542,546
Restricted Stock	631,836	(2,090)	92,350	204,021	518,075
Strategic Perf Shares	770,992	(672,638)	255,978	1,142,986	(788,654)
Total	1,882,726	(731,496)	613,869	1,493,132	271,967

Non-PEO NEO Average Total Compensation Amount	$ 6,860,004	8,072,936	6,801,329	6,346,552	7,164,215
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,751,809	6,681,678	3,510,666	15,496,862	5,229,367
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, certain amounts are deducted from, or added to, the Total column of the Summary Compensation Table to determine Compensation Actually Paid for 2025.

	Summary Compensation Table Total ($)	Stock Award Deductions from Summary Compensation Table Total(i) ($)	Change in Pension Present Value Deduction from Summary Compensation Table Total(ii) ($)	Stock Award Additions to Summary Compensation Table Total(iii) ($)	Compensation Actually Paid ($)

David M. Cordani	22,866,134	(17,329,180)	(97,562)	9,145,911	14,585,303
Average Non-PEO NEOs	6,860,004	(4,380,162)	0	271,967	2,751,809
(i)Represents the grant date fair value of equity-based awards granted in 2025.
(ii)Represents the change in the actuarial present value of the accumulated benefits under defined benefit and pension plans reported in the Summary Compensation Table. The Cigna Pension Plan, Cigna Supplemental Pension Plan, and Cigna Supplemental Pension Plan of 2005 are frozen, and there were no additional service costs or any impact on prior-year benefits related to the pension plans during 2024.
(iii)Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid, as follows:
Mr. Cordani’s Compensation Actually Paid Equity Valuation for 2025

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2025 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2025 ($)	Change in Fair Value of Awards that Vested in 2025 ($)	Fair Value of Awards Forfeited or Cancelled in 2025 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	2,323,905	(252,499)	969,366	0	3,040,772
Restricted Stock	3,059,732	(9,317)	332,537	0	3,382,952
Strategic Perf Shares	6,441,297	(5,188,378)	1,469,268	0	2,722,187
Total	11,824,934	(5,450,194)	2,771,171	0	9,145,911
Average non-PEO NEOs Compensation Actually Paid Equity Valuation for 2025

Award Type	Fair Value of Awards Granted in Current Year Outstanding and Unvested as of 12/31/2025 ($)	Change in Fair Value of Outstanding and Unvested Prior Year Awards as of 12/31/2025 ($)	Change in Fair Value of Awards that Vested in 2025 ($)	Fair Value of Awards Forfeited or Cancelled in 2025 ($)	Equity Value in Compensation Actually Paid ($)
	(a)	(b)	(c)	(d)	(e) = (a) + (b) + (c) - (d)

Stock Options	479,898	(56,768)	265,541	146,125	542,546
Restricted Stock	631,836	(2,090)	92,350	204,021	518,075
Strategic Perf Shares	770,992	(672,638)	255,978	1,142,986	(788,654)
Total	1,882,726	(731,496)	613,869	1,493,132	271,967

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus Company TSR and Peer Group TSR
Over the five-year period (2021–2025), the Company’s cumulative TSR grew by 44.5%. Over the same period, cumulative TSR for the S&P 500 Health Care Index grew by 48.4%. Over this same period, Compensation Actually Paid for the PEO and the average of other NEOs decreased by 5.6% and 48.3%, respectively. Over the five-year period, Mr. Cordani’s and the other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s TSR as compared to the S&P 500 Health Care Index TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to the Company’s stock price and financial performance on an absolute basis and relative to its peers. In addition, 50% of an SPS award’s payout is aligned to relative TSR performance as compared to a custom peer group as described in the CD&A within the section titled “Executive Compensation Policies and Practices.” The average Compensation Actually Paid for the non-PEO NEOs was also impacted by forfeitures of equity awards by NEOs that did not serve as executive officers on December 31, 2025.
The graph below compares The Cigna Group cumulative TSR to the S&P 500 Index and the S&P 500 Health Care Index for the five-year period ended December 31, 2025, which we believe provides a more complete understanding of the Company’s market performance given the longer time horizon. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.
*Assumes that the value of the investment in The Cigna Group common stock and each index was $100 on December 31, 2020 and that all dividends were reinvested.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid Versus Net Income
Over the five-year period (2021–2025), the Company’s net income increased by approximately 11%. Over this same period, Compensation Actually Paid for the PEO and the average of other NEOs decreased by 5.6% and 48.3%, respectively. This is due to the following:
•the significant emphasis the Company places on equity incentives, which are more sensitive to absolute stock price performance and stock price performance relative to peers;
•the forfeiture of certain equity awards during 2025 by non-PEO NEOs who did not serve as executive officers on December 31, 2025; and
•the fact that the Company does not use year-over-year changes in net income to determine compensation levels or incentive plan payouts. Instead, adjusted income from operations and adjusted income from operations, per share have been the Company’s income measures of performance in its incentive plans and the Company’s most important performance measures for determining compensation.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid Versus Adjusted Income from Operations per Share
	Over the five-year period (2021–2025), the Company’s adjusted income from operations, per share grew by 45.7%. Over this same period, Compensation Actually Paid for the PEO and the average of other NEOs decreased by 5.6% and 48.3%, respectively. Similar to the discussion of the relationship between Compensation Actually Paid and Company/Peer Group TSR above, Mr. Cordani and other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s adjusted income from operations, per share results over the five-year reporting period. Long-term goals tied to adjusted income from operations, per share account for 50% of each SPS award’s total payout. Final results for adjusted income from operations, per share in years 2021, 2022, 2023, and 2024 relative to internal goals established at the beginning of each SPS award’s performance measurement period contributed to the Compensation Actually Paid values for Mr. Cordani and other NEOs seen in 2025. The average Compensation Actually Paid for the non-PEO NEOs was also impacted by forfeitures of equity awards by NEOs that did not serve as executive officers on December 31, 2025.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus Company TSR and Peer Group TSR
Over the five-year period (2021–2025), the Company’s cumulative TSR grew by 44.5%. Over the same period, cumulative TSR for the S&P 500 Health Care Index grew by 48.4%. Over this same period, Compensation Actually Paid for the PEO and the average of other NEOs decreased by 5.6% and 48.3%, respectively. Over the five-year period, Mr. Cordani’s and the other NEOs’ Compensation Actually Paid amounts were generally aligned with the Company’s TSR as compared to the S&P 500 Health Care Index TSR. This is due primarily to the Company’s use of equity incentives, which are tied directly to the Company’s stock price and financial performance on an absolute basis and relative to its peers. In addition, 50% of an SPS award’s payout is aligned to relative TSR performance as compared to a custom peer group as described in the CD&A within the section titled “Executive Compensation Policies and Practices.” The average Compensation Actually Paid for the non-PEO NEOs was also impacted by forfeitures of equity awards by NEOs that did not serve as executive officers on December 31, 2025.
The graph below compares The Cigna Group cumulative TSR to the S&P 500 Index and the S&P 500 Health Care Index for the five-year period ended December 31, 2025, which we believe provides a more complete understanding of the Company’s market performance given the longer time horizon. The stock performance shown in the graph is not intended to forecast or be indicative of future performance.
*Assumes that the value of the investment in The Cigna Group common stock and each index was $100 on December 31, 2020 and that all dividends were reinvested.

Total Shareholder Return Amount	$ 144.513	142.071	151.573	164.705	112.29
Peer Group Total Shareholder Return Amount	148.362	129.464	126.21	123.666	126.131
Net Income (Loss)	$ 5,957,000,000	$ 3,434,000,000	$ 5,164,000,000	$ 6,704,000,000	$ 5,370,000,000
Company Selected Measure Amount | uS_Dollar_Per_Share	29.84	27.33	25.09	23.36	20.48
PEO Name	David M. Cordani
Additional 402(v) Disclosure	Reflects “Shareholders’ Net Income” per SEC requirements.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Income from Operations
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Growth in Specialty Pharmacy Prescriptions
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Income from Operations, per Share
Non-GAAP Measure Description	For purposes of this section, we have identified adjusted income from operations, per share as our Company-Selected Measure, the calculation of which is described in our Annual Report on Form 10-K for the year ended December 31, 2025. Additional information regarding our use of non-GAAP measures and reconciliations to the most directly comparable GAAP measure can be found on Annex A.
Measure:: 6
Pay vs Performance Disclosure
Name	Customer & Patient Satisfaction
Measure:: 7
Pay vs Performance Disclosure
Name	Employee Engagement
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (97,562)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,329,180)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,145,911
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,824,934
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,450,194)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,771,171
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,323,905
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(252,499)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	969,366
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,040,772
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,059,732
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(9,317)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	332,537
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	3,382,952
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	6,441,297
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(5,188,378)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,469,268
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	2,722,187
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,380,162)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,967
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,882,726
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(731,496)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	613,869
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,493,132
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	479,898
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(56,768)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	265,541
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	146,125
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Stock Options [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	542,546
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	631,836
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(2,090)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	92,350
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	204,021
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Restricted Stock [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	518,075
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	770,992
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(672,638)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	255,978
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	1,142,986
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in the Compensation Table, Strategic Perf Shares [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ (788,654)